SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Other tax payable	$ 42,492	$ 21,697
Income tax payable		5,007
Reimbursements payable	5,181
Interest payable	609
Others	24,081	60,735
Total accrued expenses and other current liabilities	$ 72,363	$ 87,439